JPMorgan SmartRetirement Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	3.62%	4.15%
JPM SMARTRETIREMENT INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.16%	4.69%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.40%	3.27%	3.72%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	1.78%	2.21%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	2.15%	2.51%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	3.53%	3.96%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.93%	3.79%	4.20%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	3.95%	4.36%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	4.05%	4.45%